Goodwill (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Business Combination, Consideration Transferred	¥ 9,900
Goodwill, Purchase Accounting Adjustments	9,600
Goodwill	15,874,220	$ 2,312,947	¥ 15,864,655	¥ 15,903,677
Ganji Inc [Member]
Goodwill	14,500,000
Anjuke Inc [Member]
Goodwill	¥ 1,200,000